UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 5,586	$ (17,801)	$ (80,607)	$ (37,744)
Other comprehensive loss:
Change in fair value of Revenue Interest Financing due to change in credit risk	(2,200)		(700)	0
Comprehensive Income (loss)	$ 3,386	$ (17,801)	$ (81,307)	$ (37,744)